Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	116,667,000	66,667,000
Ordinary shares, outstanding	116,667,000	66,667,000